Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2024

Principal
Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value

	STRUCTURED NOTES - 92.6%
	AGRICULTURAL CHEMICALS - 3.2%
500,000	National Bank of Canada Callable Structured Note (a)(b)	Mosaic Company	20.00	1/16/2025	$ 516,050
					516,050
	AIRLINES - 3.1%
500,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	American Airlines Group Inc	20.80	11/20/2024	513,960

	APPAREL & FOOTWEAR WHOLESALERS - 3.2%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Crocs, Inc.	21.50	7/24/2024	522,200

	APPLICATION SOFTWARE - 9.3%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	BILL Holdings, Inc.	23.00	4/2/2024	525,750
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Unity Software Inc	21.00	2/18/2025	483,900
500,000	Toronto-Dominion Bank (The) Callable Structured Note (a)(b)	Palantir Technologies Inc	26.10	10/18/2024	507,000
					1,516,650
	AUTOMOBILES - 3.0%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Tesla Inc	20.25	6/10/2025	494,050

	AUTOMOTIVE RETAILERS - 5.7%
500,000	Canadian Imperial Bank of Commerce Callable Structured Note (a)(b)	Advance Auto Parts Inc.	20.00	8/21/2024	516,817
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Avis Budget Group Inc.	20.75	10/3/2024	418,400
					935,217
	CASINOS & GAMING - 5.8%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Caesars Entertainment Inc.	20.85	9/16/2024	498,200
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	PENN Entertainment Inc	21.25	1/28/2025	458,500
					956,700
	CRUISE LINES - 3.2%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Norwegian Cruise Line Holdings Ltd	21.80	1/9/2025	523,650

	DATA & TRANSACTION PROCESSORS - 6.1%
500,000	Bank of Nova Scotia, Callable Structured Note (a)(b)	Block, Inc.	21.10	3/4/2025	501,300
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	StoneCo Ltd.	23.25	11/18/2024	503,550
					1,004,850
	DRILLING & DRILLING SUPPORT - 3.1%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Transocean Ltd.	20.75	9/25/2024	500,000

	FILM & TV - 1.6%
250,000	UBS A.G. Callable Structured Note (a)(b)	Paramount Global	23.35	3/11/2025	258,050

	HOME PRODUCTS STORES - 3.2%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	RH	20.00	4/1/2025	522,700

	INFRASTRUCTURE SOFTWARE - 4.5%
250,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Cloudflare Inc.	20.35	1/31/2025	260,360
500,000	GS Finance Corporation Callable Structured Note (a)(b)	MongoDB Inc	20.25	10/3/2024	475,350
					735,710
	INTERNET MEDIA & SERVICES - 7.5%
250,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Lytft Inc	23.45	10/17/2024	259,050
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Match Group Inc.	21.10	8/8/2024	467,000
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Roku Inc	22.15	2/26/2025	500,000
					1,226,050

Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

Principal
Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 92.6% (Continued)
	LIFE INSURANCE - 3.1%
500,000	BNP Paribas S.A. Callable Structured Note (a)(b)	Lincoln National Corp.	22.00	8/7/2024	$ 506,350

	LIFE SCIENCE & DIAGNOSTICS - 1.5%
250,000	Societe Generale S.A. Callable Structured Note (a)(b)	Exact Sciences Corp.	20.74	6/24/2024	243,250

	NON-ALCHOLIC BEVERAGES - 1.6%
250,000	Barclays Bank PLC, Callable Structured Note (a)(b)	Celsius Holdings Inc.	23.75	12/19/2024	259,250

	OILFIELD SERVICES & EQUIPMENT - 1.6%
250,000	Toronto-Dominion Bank (The) Callable Structured Note (a)(b)	Halliburton Co.	20.40	10/24/2024	261,000

	ONLINE MARKETPLACE - 2.8%
500,000	Barclays Bank PLC, Callable Structured Note (a)(b)	Etsy Inc.	21.15	10/31/2024	454,600

	RENEWABLE ENERGY EQUIPMENT- 3.8%
500,000	Credit Agricole Corporate & Investment Bank S.A., Callable Structured Note (a)(b)	SolarEdge Technologies, Inc.	21.65	10/2/2024	144,050
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Enphase Energy, Inc.	21.85	6/5/2025	485,350
					629,400
	SEMICONDUCTOR DEVICES - 2.9%
500,000	UBS A.G. Callable Structured Note (a)(b)	ON Semiconductor Corp.	20.00	10/23/2024	475,350

	SPECIALTY CHEMICALS - 3.0%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Albemarle Corp.	22.00	7/9/2024	484,500

	SPECIALTY ONLINE RETAILERS - 1.6%
250,000	BNP Paribas S.A. Callable Structured Note (a)(b)	Wayfair Inc.	30.00	9/30/2024	253,350

	SPORTING GOODS - 1.9%
500,000	Societe Generale S.A. Callable Structured Note (a)(b)	Peloton Interactive, Inc.	35.00	7/29/2024	317,850

	STEEL PRODUCERS - 3.1%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (a)(b)	Cleveland-Cliffs, Inc.	19.00	12/12/2024	510,650

	WEALTH MANAGEMENT - 3.2%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	XP Inc	22.50	10/28/2024	519,000

	TOTAL STRUCTURED NOTES (Cost $15,750,000)				15,140,387
Shares
	SHORT-TERM INVESTMENT - 7.0%
	MONEY MARKET FUND - 7.0%
2,528,082	First American Government Obligations Fund Class X, 5.26% (c)				1,154,591
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,154,591)

	TOTAL INVESTMENTS - 99.6% (Cost - $16,904,591)				$ 16,294,978
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				60,638
	NET ASSETS - 100.0%				$ 16,355,616

(a)	Fixed contingent rate security.
(b)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.